FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT	6 Months Ended
Jun. 30, 2024
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT

20.	FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT

The Company is exposed in varying degrees to a variety of financial instrument related risks. The Board of Directors approves and monitors the risk management processes, inclusive of documented investment policies, counterparty limits, and controlling and reporting structures. The type of risk exposure and the way in which such exposure is managed is provided as follows:

Credit risk

Credit risk is the risk that of an unexpected loss if a customer or third party fails to meet its contractual obligations.

The Company is subject to credit risk on its cash and receivables. The majority of cash is deposited in bank accounts held with a major bank in Canada and the United States. As most of the Company’s cash is held by one bank there is a concentration of credit risk. This risk is managed by using major banks that are high credit quality financial institutions as determined by rating agencies.

Draganfly Inc.

Notes to the Condensed Consolidated Interim Financial Statements

For the Three and Six Months Ended June 30, 2024

Expressed in Canadian Dollars (unaudited)

20.	FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (CONT’D)

Receivables

Receivables primarily consist of trade receivables and taxes receivable. The Company provides credit in the normal course of business in the form of payment terms and has an established process for determining terms to offer customers to mitigate credit risk. Receivables are shown net of any provision made for impairment of the receivables. Due to this factor, the Company believes that no additional credit risk, beyond amounts provided for collection loss, is inherent in receivables.

Expected credit loss (“ECL”) analysis is performed at each reporting date using an objective approach to measure expected credit losses. The provision amounts are based on direct management interface with the customer. The calculations reflect the probability-weighted outcome, the time value of money and reasonable supportable information that is available at the reporting date about past events, current conditions and forecasts of future economic conditions. Receivables are written off where there is no reasonable expectation of recovery. Indicators that there is no reasonable expectation of recovery include, amongst others, business failure, the failure of a debtor to engage in a repayment plan, and a failure to make contractual payments over the negotiated contract period.

Trade receivables include balances of $229,077 that are past due with no corresponding allowance recorded. However, upon review of these balances,the expected credit loss rate for overdue balances is estimated to be nominal. A total of $126,027 of past due balances without allowances  booked against them has been collected subsequent to period end and $106,521 is being pursued by legal means for collection.

Fair value

A number of the Company’s accounting policies and disclosures require the measurement of fair values for financial assets and liabilities. The Company has established a control framework with respect to the measurement of fair values. Fair values are categorized into different levels of a fair value hierarchy based on the inputs used in the valuation techniques as follows:

Level 1: quoted (unadjusted) prices in active markets for identical assets or liabilities.

Level 2: other techniques for which all inputs which have a significant effect on the recorded fair value are observable, either directly or indirectly.

Level 3: techniques which use inputs which have a significant effect on the recorded fair value that are not based on observable market data.

Equity securities in investee companies and warrants are measured at fair value. The financial assets and liabilities measured at fair value by hierarchy are shown in the table below. The amounts shown are based on the amounts recognized in the condensed consolidated interim statements of financial position. These financial assets are measured at fair value through profit and loss.

June 30, 2024	Level 1	Level 3	Total
Cash and cash equivalents	$5,290,547	$-	$5,290,547
Equity securities in investee companies	42,857	136,870	179,727
Derivative liability	-	9,382,960	9,382,960
Total	$5,333,404	$9,519,830	$14,853,234

December 31, 2023	Level 1	Level 3	Total
Cash and cash equivalents	$3,093,612	-	$3,093,612
Equity securities in investee companies	$57,143	$132,260	$189,403
Derivative liability	-	4,196,125	4,196,125
Total	$3,150,755	$4,328,385	$7,479,140

Draganfly Inc.

Notes to the Condensed Consolidated Interim Financial Statements

For the Three and Six Months Ended June 30, 2024

Expressed in Canadian Dollars (unaudited)

20.	FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (CONT’D)

The following table shows the valuation techniques used in measuring Level 3 fair values for the derivative liability as well as the significant unobservable inputs used.

Type	Valuation technique	Key inputs		Inter-relationship between significant inputs and fair value measurement
Warrant	The fair value of the	Key observable inputs		The estimated fair value would increase
derivative	warrants derivative	●	Share price	(decrease) if:
liability	liability at initial	●	Risk free interest rate	●	The price was higher (lower)
	recognition and at	●	Dividend yield	●	The risk-free rate was higher (lower)
	year end has been	Key unobservable inputs		●	The dividend yield was lower (higher)
	calculated using the	●	Expected volatility	●	The expected volatility was higher (lower)
Black Scholes
Option Pricing Model

For the fair value of the derivative liability, reasonable possible changes to the expected volatility, the most significant unobservable input would have the following effects:

Unobservable Inputs	Change	Impact on comprehensive loss
		Six months ended June 30, 2024	Year ended December 31, 2023
Volatility	20%	$589,059	$291,149